Information about Allowance for Credit Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	¥ 136,588		¥ 154,150
Provision charged to income	10,016		19,186
Charge-offs	(44,821)		(38,610)
Recoveries	1,633		2,351
Other	848	[1]	(489)	[2]
Ending balance	104,264		136,588
Allowance for Credit Losses, Individually Evaluated for Impairment	65,151		91,407
Allowance for Credit Losses, Not Individually Evaluated for Impairment	39,113		45,181
Financing receivables, Ending Balance	3,662,612		3,650,639
Financing receivables, Individually Evaluated for Impairment	212,740		293,774
Financing receivables, Not Individually Evaluated for Impairment	3,449,872		3,356,865
Consumer Loan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	16,140		17,096
Provision charged to income	809		947
Charge-offs	(3,050)		(1,943)
Recoveries	281		43
Other	346	[1]	(3)	[2]
Ending balance	14,526		16,140
Allowance for Credit Losses, Individually Evaluated for Impairment	3,190		3,002
Allowance for Credit Losses, Not Individually Evaluated for Impairment	11,336		13,138
Financing receivables, Ending Balance	1,171,142		881,483
Financing receivables, Individually Evaluated for Impairment	10,861		9,021
Financing receivables, Not Individually Evaluated for Impairment	1,160,281		872,462
Non-recourse Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	23,505		27,426
Provision charged to income	(200)		6,509
Charge-offs	(7,384)		(10,083)
Recoveries	1		16
Other	795	[1]	(363)	[2]
Ending balance	16,717		23,505
Allowance for Credit Losses, Individually Evaluated for Impairment	14,620		20,657
Allowance for Credit Losses, Not Individually Evaluated for Impairment	2,097		2,848
Financing receivables, Ending Balance	568,957		775,465
Financing receivables, Individually Evaluated for Impairment	61,050		82,957
Financing receivables, Not Individually Evaluated for Impairment	507,907		692,508
Other loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	60,266		70,972
Provision charged to income	2,335		5,974
Charge-offs	(20,566)		(18,928)
Recoveries	988		2,212
Other	(1,148)	[1]	36	[2]
Ending balance	41,875		60,266
Allowance for Credit Losses, Individually Evaluated for Impairment	34,206		49,853
Allowance for Credit Losses, Not Individually Evaluated for Impairment	7,669		10,413
Financing receivables, Ending Balance	862,332		995,246
Financing receivables, Individually Evaluated for Impairment	111,722		166,889
Financing receivables, Not Individually Evaluated for Impairment	750,610		828,357
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	19,825	[3]	17,455	[3]
Provision charged to income	4,649	[3]	3,188	[3]
Charge-offs	(9,412)	[3]	(793)	[3]
Recoveries	0	[3]	0	[3]
Other	254	[1],[3]	(25)	[2],[3]
Ending balance	15,316	[3]	19,825	[3]
Allowance for Credit Losses, Individually Evaluated for Impairment	13,135	[3]	17,895	[3]
Allowance for Credit Losses, Not Individually Evaluated for Impairment	2,181	[3]	1,930	[3]
Financing receivables, Ending Balance	70,801	[3]	97,559	[3]
Financing receivables, Individually Evaluated for Impairment	29,107	[3]	34,907	[3]
Financing receivables, Not Individually Evaluated for Impairment	41,694	[3]	62,652	[3]
Direct Financing Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	16,852		21,201
Provision charged to income	2,423		2,568
Charge-offs	(4,409)		(6,863)
Recoveries	363		80
Other	601	[1]	(134)	[2]
Ending balance	15,830		16,852
Allowance for Credit Losses, Individually Evaluated for Impairment	0		0
Allowance for Credit Losses, Not Individually Evaluated for Impairment	15,830		16,852
Financing receivables, Ending Balance	989,380		900,886
Financing receivables, Individually Evaluated for Impairment	0		0
Financing receivables, Not Individually Evaluated for Impairment	¥ 989,380		¥ 900,886

[1]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries and sales of a subsidiary.
[2]	Other mainly includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of a subsidiary.
[3]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").